Capital Disclosures (Tables)	6 Months Ended
Jun. 30, 2025
Capital Disclosures [Abstract]
Schedule of Capital

The Company’s capital was as follows:

As at	June 30, 2025	December 31, 2024
Shareholders’ equity (excluding reserves)	$555,768	$526,415
Non-controlling interest	$1,602,932	$1,786,425
Debt financing (excluding deferred financing costs, prepayment options, warrants and loss on repayment)	$3,269,253	$3,098,058